Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (shares)	5,000,000	5,000,000
Preferred stock, issued (shares)	0	0
Preferred stock, outstanding (shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (shares)	150,000,000	150,000,000
Common stock, issued (shares)	60,578,956	46,958,776
Common stock, outstanding (shares)	60,578,956	46,958,776